Average Annual Total Returns	12 Months Ended	60 Months Ended		72 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Shariah Industry Exclusions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.02%		15.76%		17.53%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.59%	14.42%		15.21%
Dow Jones Sukuk Total Return Index (ex-Reinvestment) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.59%		1.82%	2.78%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	(0.31%)
S&P Global All Equity REIT Shariah Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.26%	4.06%	3.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.86%		16.30%		17.98%
Performance Inception Date					Dec. 17, 2019
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.73%		16.09%		17.74%
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.83%		13.14%		14.75%
SP Funds Dow Jones Global Sukuk ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.88%		0.71%	1.25%
Performance Inception Date				Dec. 27, 2019
SP Funds Dow Jones Global Sukuk ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.31%		(0.37%)	0.23%
SP Funds Dow Jones Global Sukuk ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.06%		0.07%	0.51%
SP Funds S&P Global REIT Sharia ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.14%	3.56%	3.31%
Performance Inception Date		Dec. 29, 2020
SP Funds S&P Global REIT Sharia ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	2.73%	2.48%
SP Funds S&P Global REIT Sharia ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	2.51%	2.31%